Employee benefits	12 Months Ended
Sep. 30, 2023
Employee Benefits [Abstract]
Employee benefits	Employee benefits
The Company operates various post-employment plans, including defined benefit and defined contribution pension plans as well as other benefit plans for its employees.
DEFINED BENEFIT PLANS
The Company operates defined benefit pension plans primarily for the benefit of employees in the U.K., France and Germany, with smaller plans in other countries. The benefits are based on pensionable salary and years of service and most of them are funded with assets held in separate funds.
The defined benefit plans expose the Company to interest risk, inflation risk, longevity risk, currency risk and market investment risk.
The following description focuses mainly on plans registered in the U.K., France and Germany:
U.K.
In the U.K., the Company has three defined benefit pension plans, the CMG U.K. Pension Scheme, the Logica U.K. Pension & Life Assurance Scheme and the Logica Defined Benefit Pension Plan.
The CMG U.K. Pension Scheme is closed to new employees and is closed to further accrual of rights for existing employees. The Logica U.K. Pension & Life Assurance Scheme is still open but only for employees who come from the civil service with protected pensions. The Logica Defined Benefit Pension Plan was created to mirror the Electricity Supply Pension Scheme and was created for employees that worked for National Grid and Welsh Water with protected benefits.
Both the Logica U.K. Pension & Life Assurance Scheme and the Logica Defined Benefit Pension Plan are employer and employee based contribution plans.
The trustees are the custodians of the defined benefit pension plans and are responsible for the plan administration, including investment strategies. The trustees review periodically the investment and the asset allocation policies. As such, the CMG U.K. Pension Scheme policy is to target an allocation up to a maximum of 65% to return-seeking assets such as equities; the Logica U.K. Pension & Life Assurance Scheme policy is to invest 15% of the scheme assets in equities and 85% in bonds; and the Logica Defined Benefit Pension Plan policy is to invest 10% of the plan assets in equities and 90% in bonds.
The U.K. Pensions Act 2004 requires that full formal actuarial valuations are carried out at least every three years to determine the contributions that the Company should pay in order for the plan to meet its statutory objective, taking into account the assets already held. In the interim years, the trustees need to obtain estimated funding updates unless the scheme has less than 100 employees in total.
The latest funding actuarial valuations of the three defined benefit pension plans described above were being performed as at September 30, 2021 and the results were finalized during the year ended September 30, 2022 with the following recommendations:
–The actuarial valuation of the CMG U.K. Pension Scheme reported a surplus of $34,707,000. It specified that no supplementary contributions were required in order to reach the plan funding objectives. Since January 1, 2022, the Company did not contribute to the plan; and

–The actuarial valuation of the Logica U.K. Pension & Life Assurance Scheme reported a surplus of $85,000. It specified that no supplementary contributions were required in order to reach the plan funding objectives. During fiscal 2023, the Company contributed an amount of $339,000 to cover service costs; and

–The actuarial valuation of the Logica Defined Benefit Pension Plan reported a surplus of $17,819,000. It specified that no supplementary contributions were required in order to reach the plan funding objectives. Since November 30, 2019, the Company did not contribute to the plan.
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
France
In France, the retirement indemnities are provided in accordance with the Labour Code. Upon retirement, employees receive an indemnity, depending on the salary and seniority in the Company, in the form of a lump-sum payment.
Germany
In Germany, the Company has numerous defined benefit pension plans which are all closed to new employees. In the majority of the plans, upon retirement of employees, the benefits are in the form of a monthly pension and in a few plans, the employees receive an indemnity in the form of a lump-sum payment. There are no mandatory funding requirements. The plans are funded by the contributions made by the Company. In some plans, insurance policies are taken out to fund retirement benefit plans. These do not qualify as plan assets and are presented as reimbursement rights, unless they are part of a reinsured support fund or are pledged to the employees.
The following tables present amounts for post-employment benefits plans included in the consolidated balance sheets:

As at September 30, 2023	U.K.	France	Germany	Other	Total
	$	$	$	$	$
Defined benefit obligations	(535,633)	(78,612)	(67,706)	(92,703)	(774,654)
Fair value of plan assets	536,226	—	11,747	64,138	612,111
	593	(78,612)	(55,959)	(28,565)	(162,543)
Fair value of reimbursement rights	—	—	19,082	376	19,458
Net asset (liability) recognized in the balance sheet	593	(78,612)	(36,877)	(28,189)	(143,085)
Presented as:
Other long-term assets (Note 10)
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	—	—	19,082	376	19,458
Retirement benefits assets	593	—	—	243	836
Retirement benefits obligations	—	(78,612)	(55,959)	(28,808)	(163,379)
	593	(78,612)	(36,877)	(28,189)	(143,085)

As at September 30, 2022	U.K.	France	Germany	Other	Total
	$	$	$	$	$
Defined benefit obligations	(525,262)	(77,477)	(61,420)	(85,784)	(749,943)
Fair value of plan assets	571,909	—	11,028	59,032	641,969
	46,647	(77,477)	(50,392)	(26,752)	(107,974)
Fair value of reimbursement rights	—	—	18,495	382	18,877
Net asset (liability) recognized in the balance sheet	46,647	(77,477)	(31,897)	(26,370)	(89,097)
Presented as:
Other long-term assets (Note 10)
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	—	—	18,495	382	18,877
Retirement benefits assets	46,647	—	—	424	47,071
Retirement benefits obligations	—	(77,477)	(50,392)	(27,176)	(155,045)
	46,647	(77,477)	(31,897)	(26,370)	(89,097)
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)

Defined benefit obligations	U.K.	France	Germany	Other	Total
	$	$	$	$	$
As at September 30, 2022	525,262	77,477	61,420	85,784	749,943
Current service cost	997	6,106	379	6,251	13,733
Interest cost	27,445	3,093	2,600	4,414	37,552
Past service cost	—	(288)	—	—	(288)
Actuarial (gains) losses due to change in financial assumptions[1]	(54,598)	(4,575)	65	(1,581)	(60,689)
Actuarial (gains) losses due to change in demographic assumptions[1]	(12,077)	88	—	2	(11,987)
Actuarial losses (gains) due to experience[1]	33,349	(6,035)	2,571	3,496	33,381
Plan participant contributions	76	—	—	170	246
Benefits paid from the plan	(26,527)	—	(229)	(4,359)	(31,115)
Benefits paid directly by employer	—	(2,565)	(2,992)	(747)	(6,304)
Foreign currency translation adjustment[1]	41,706	5,311	3,892	(727)	50,182
As at September 30, 2023	535,633	78,612	67,706	92,703	774,654
Defined benefit obligations of unfunded plans	—	78,612	—	18,132	96,744
Defined benefit obligations of funded plans	535,633	—	67,706	74,571	677,910
As at September 30, 2023	535,633	78,612	67,706	92,703	774,654

Defined benefit obligations	U.K.	France	Germany	Other	Total
	$	$	$	$	$
As at September 30, 2021	881,008	77,006	94,381	108,561	1,160,956
Current service cost	1,114	5,673	531	5,735	13,053
Interest cost	16,877	740	768	2,969	21,354
Business acquisitions (Note 27c)	—	10,192	—	—	10,192
Actuarial gains due to change in financial assumptions[1]	(285,653)	(20,586)	(25,735)	(10,104)	(342,078)
Actuarial losses (gains) due to change in demographic assumptions[1]	7,882	921	—	(520)	8,283
Actuarial losses due to experience[1]	4,081	12,112	2,214	4,682	23,089
Plan participant contributions	80	—	—	186	266
Benefits paid from the plan	(24,018)	(622)	(647)	(6,421)	(31,708)
Benefits paid directly by employer	—	(1,318)	(2,848)	(866)	(5,032)
Foreign currency translation adjustment[1]	(76,109)	(6,641)	(7,244)	(6,444)	(96,438)
Other	—	—	—	(11,994)	(11,994)
As at September 30, 2022	525,262	77,477	61,420	85,784	749,943
Defined benefit obligations of unfunded plans	—	77,477	—	18,829	96,306
Defined benefit obligations of funded plans	525,262	—	61,420	66,955	653,637
As at September 30, 2022	525,262	77,477	61,420	85,784	749,943
[1] Amounts recognized in other comprehensive income.
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)

Plan assets and reimbursement rights	U.K.	France	Germany	Other	Total
	$	$	$	$	$
As at September 30, 2022	571,909	—	29,523	59,414	660,846
Interest income on plan assets	29,902	—	1,283	3,370	34,555
Employer contributions	339	2,565	2,983	6,744	12,631
Return on assets excluding interest income[1]	(84,003)	—	(1,668)	(12)	(85,683)
Plan participant contributions	76	—	—	170	246
Benefits paid from the plan	(26,527)	—	(229)	(4,359)	(31,115)
Benefits paid directly by employer	—	(2,565)	(2,992)	(747)	(6,304)
Administration expenses paid from the plan	(1,779)	—	—	(5)	(1,784)
Foreign currency translation adjustment[1]	46,309	—	1,929	(61)	48,177
As at September 30, 2023	536,226	—	30,829	64,514	631,569
Plan assets	536,226	—	11,747	64,138	612,111
Reimbursement rights	—	—	19,082	376	19,458
As at September 30, 2023	536,226	—	30,829	64,514	631,569

Plan assets and reimbursement rights	U.K.	France	Germany	Other	Total
	$	$	$	$	$
As at September 30, 2021	986,359	661	33,057	63,869	1,083,946
Interest income on plan assets	18,901	—	274	2,128	21,303
Employer contributions	1,007	1,318	2,638	4,449	9,412
Return on assets excluding interest income[1]	(324,003)	—	(214)	(1,003)	(325,220)
Plan participant contributions	80	—	—	578	658
Benefits paid from the plan	(24,018)	(622)	(647)	(6,421)	(31,708)
Benefits paid directly by employer	—	(1,318)	(2,848)	(866)	(5,032)
Administration expenses paid from the plan	(1,568)	—	—	(7)	(1,575)
Foreign currency translation adjustment[1]	(84,849)	(39)	(2,737)	(3,313)	(90,938)
As at September 30, 2022	571,909	—	29,523	59,414	660,846
Plan assets	571,909	—	11,028	59,032	641,969
Reimbursement rights	—	—	18,495	382	18,877
As at September 30, 2022	571,909	—	29,523	59,414	660,846
[1] Amounts recognized in other comprehensive income.
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
The plan assets at the end of the years consist of:

As at September 30, 2023	U.K.	Germany	Other	Total
	$	$	$	$
Quoted equities	205,130	—	—	205,130
Quoted bonds	139,584	—	—	139,584
Cash	5,566	—	76	5,642
Other[1]	185,946	11,747	64,062	261,755
	536,226	11,747	64,138	612,111

As at September 30, 2022	U.K.	Germany	Other	Total
	$	$	$	$
Quoted equities	196,611	—	—	196,611
Quoted bonds	102,658	—	—	102,658
Cash	143,312	—	65	143,377
Other[1]	129,328	11,028	58,967	199,323
	571,909	11,028	59,032	641,969
[1]    Other is mainly composed of quoted investment funds and various insurance policies to cover some of the defined benefit obligations.

Plan assets do not include any shares of the Company, property occupied by the Company or any other assets used by the Company.
The following table summarizes the expense[1] recognized in the consolidated statements of earnings:

	Year ended September 30
	2023	2022
	$	$
Current service cost	13,734	13,053
Past service cost	(288)	—
Net interest on net defined benefit obligations or assets	2,998	51
Administration expenses	1,784	1,575
	18,228	14,679
[1]The expense was presented as costs of services, selling and administrative for an amount of $13,446,000 and as net finance costs for an amount of $4,782,000 (Note 26) ($13,053,000 and $1,626,000, respectively for the year ended September 30, 2022).
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
Actuarial assumptions
The following are the principal actuarial assumptions calculated as weighted averages of the defined benefit obligations. The assumed discount rates, future salary and pension increases, inflation rates and mortality all have a significant effect on the accounting valuation.

As at September 30, 2023	U.K	France	Germany	Other
	%	%	%	%
Discount rate	5.60	4.20	4.06	5.62
Future salary increases	0.33	4.15	2.50	2.76
Future pension increases	3.20	—	2.10	0.29
Inflation rate	3.39	2.10	2.00	3.46

As at September 30, 2022	U.K.	France	Germany	Other
	%	%	%	%
Discount rate	4.95	3.75	4.07	5.43
Future salary increases	0.35	3.77	2.50	2.64
Future pension increases	3.30	—	2.10	0.42
Inflation rate	3.60	2.20	2.00	3.44
The average longevity over 65 of an employee presently at age 45 and 65 are as follows:

As at September 30, 2023	U.K.	Germany
	(in years)
Longevity at age 65 for current employees
Males	22.0	21.0
Females	23.8	24.0
Longevity at age 45 for current employees
Males	23.4	24.0
Females	25.3	26.0

As at September 30, 2022	U.K.	Germany
	(in years)
Longevity at age 65 for current employees
Males	22.0	21.0
Females	23.8	24.0
Longevity at age 45 for current employees
Males	23.3	23.0
Females	25.3	26.0
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
Actuarial assumptions (continued)
Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in each country. Mortality assumptions for the most significant countries are based on the following post-retirement mortality tables for the year ended September 30, 2023: (1) U.K.: 100% S2PxA (year of birth) plus CMI_2020 projections with 1.25% p.a. minimum long term improvement rate, (2) Germany: Heubeck RT2018G and (3) France: INSEE TVTD 2017-2019.
The following tables show the sensitivity of the defined benefit obligations to changes in the principal actuarial assumptions:

As at September 30, 2023	U.K.	France	Germany
	$	$	$
Increase of 0.25% in the discount rate	(15,631)	(2,370)	(1,596)
Decrease of 0.25% in the discount rate	16,416	2,473	1,663
Salary increase of 0.25%	137	2,572	23
Salary decrease of 0.25%	(132)	(2,474)	(21)
Pension increase of 0.25%	8,713	—	834
Pension decrease of 0.25%	(8,503)	—	(805)
Increase of 0.25% in inflation rate	12,348	5,660	834
Decrease of 0.25% in inflation rate	(11,948)	(5,110)	(805)
Increase of one year in life expectancy	12,614	943	1,702
Decrease of one year in life expectancy	(12,801)	(1,258)	(1,530)

As at September 30, 2022	U.K.	France	Germany
	$	$	$
Increase of 0.25% in the discount rate	(19,249)	(2,294)	(1,512)
Decrease of 0.25% in the discount rate	20,234	2,500	1,578
Salary increase of 0.25%	193	2,584	20
Salary decrease of 0.25%	(188)	(2,388)	(19)
Pension increase of 0.25%	13,324	—	774
Pension decrease of 0.25%	(12,614)	—	(747)
Increase of 0.25% in inflation rate	21,301	2,584	774
Decrease of 0.25% in inflation rate	(16,005)	(2,388)	(747)
Increase of one year in life expectancy	12,957	281	1,511
Decrease of one year in life expectancy	(13,093)	(320)	(1,360)
The sensitivity analysis above has been based on a method that extrapolates the impact on the defined benefit obligations as a result of reasonable changes in key assumptions occurring at the end of the year.
The weighted average duration of the defined benefit obligations are as follows:

	Year ended September 30
	2023	2022
	(in years)
U.K.	13	15
France	13	13
Germany	10	11
Other	9	10
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
The Company expects to contribute $7,574,000 to defined benefit plans during the next year, of which $377,000 relates to the U.K. plans, and $7,197,000 relates to the other plans. The contributions will include new benefit accruals.
DEFINED CONTRIBUTION PLANS
The Company also operates defined contribution pension plans. In some countries, contributions are made into the state pension plans. The pension cost for defined contribution plans amounted to $282,284,000 in 2023 ($241,405,000 in 2022).
In addition, in Sweden, the Company contributes to a multi-employer plan, Alecta SE (Alecta) pension plan, which is a defined benefit pension plan. This pension plan is classified as a defined contribution plan as sufficient information is not available to use defined benefit accounting. Alecta lacks the possibility of establishing an exact distribution of assets and provisions to the respective employers. The Company’s proportion of the total contributions to the plan is 0.57% and the Company’s proportion of the total number of active employees in the plan is 0.48%.
Alecta uses a collective funding ratio to determine the surplus or deficit in the pension plan. Any surplus or deficit in the plan will affect the amount of future contributions payable. The collective funding is the difference between Alecta’s assets and the commitments to the policy holders and insured individuals. The collective funding ratio is normally allowed to vary between 125% and 175%. As at September 30, 2023, Alecta collective funding ratio was 178% (189% in 2022). The plan expense was $25,311,000 in 2023 ($28,868,000 in 2022). The Company expects to contribute $14,867,000 to the plan during the next year.
OTHER BENEFIT PLANS
As at September 30, 2023, the deferred compensation liability totaled $97,745,000 ($81,452,000 as at September 30, 2022) (Note 15) and the deferred compensation assets totaled $88,076,000 ($71,863,000 as at September 30, 2022) (Note 11). The deferred compensation liability is mainly related to plans covering some of its U.S. management. Some of the plans include assets that will be used to fund the liabilities.
For the deferred compensation plan in the U.S., a trust was established so that the plan assets could be segregated; however, the assets are subject to the Company’s general creditors in the case of bankruptcy. The assets composed of investments vary with employees’ contributions and changes in the value of the investments. The change in liabilities associated with the plan is equal to the change of the assets. The assets in the trust and the associated liabilities totaled $88,076,000 as at September 30, 2023 ($71,863,000 as at September 30, 2022).